CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₨ in Millions, $ in Millions	INR (₨) shares	USD ($) shares	Equity Shares INR (₨) shares	Equity Shares USD ($) shares	Additional Paid In Capital INR (₨)	Additional Paid In Capital USD ($)	Advance Received Pending Allotment of Shares INR (₨)	Advance Received Pending Allotment of Shares USD ($)	Retained Earnings INR (₨)	Retained Earnings USD ($)	Statutory Reserve INR (₨) [1]	Statutory Reserve USD ($) [1]	Accumulated Other Comprehensive Income (Loss) INR (₨)	Accumulated Other Comprehensive Income (Loss) USD ($)	Total HDFC Bank Limited Shareholders Equity INR (₨)	Total HDFC Bank Limited Shareholders Equity USD ($)	Noncontrolling Interest INR (₨)	Noncontrolling Interest USD ($)
Beginning Balance at Mar. 31, 2013	₨ 470,377.9		₨ 4,758.8		₨ 259,966.3		₨ 221.5		₨ 132,773.3		₨ 70,269.0		₨ 485.4		₨ 468,474.3		₨ 1,903.6
Beginning Balance, shares at Mar. 31, 2013 | shares			2,379,419,030	2,379,419,030
Shares issued upon exercise of options (in shares) | shares			19,631,405.0	19,631,405.0
Shares issued upon exercise of options	7,232.9		₨ 39.3		7,415.1		(221.5)								7,232.9
Share-based compensation	5,495.5				5,495.5										5,495.5
Dividends, including dividend tax	(15,372.6)								(15,372.6)						(15,372.6)
Change in ownership interest in subsidiary	(2,265.8)				(1,167.3)										(1,167.3)		(1,098.5)
Shares issued to noncontrolling interest	162.4														0.0		162.4
Transfer to statutory reserve	0.0								(21,614.5)		21,614.5				0.0
Net income	79,446.2								79,319.7						79,319.7		126.5
Net change in accumulated other comprehensive income	(12,075.8)												(12,075.8)		(12,075.8)
Ending Balance at Mar. 31, 2014	533,000.7		₨ 4,798.1		271,709.6		₨ 0.0		175,105.9		91,883.5		(11,590.4)		531,906.7		1,094.0
Ending Balance, shares at Mar. 31, 2014 | shares			2,399,050,435	2,399,050,435
Shares issued upon exercise of options (in shares) | shares			22,700,740.0	22,700,740.0
Shares issued upon exercise of options	9,954.1		₨ 45.4		9,908.7										9,954.1
Shares issued in public offering (in shares) | shares			84,744,142	84,744,142
Shares issued in public offering	97,227.9		₨ 169.5		97,058.4										97,227.9
Share-based compensation	9,138.8				9,138.8										9,138.8
Dividends, including dividend tax	(19,300.5)								(19,300.5)						(19,300.5)
Change in ownership interest in subsidiary	(715.7)				(329.4)										(329.4)		(386.3)
Shares issued to noncontrolling interest	340.8														0.0		340.8
Transfer to statutory reserve	0.0								(26,238.7)		26,238.7				0.0
Net income	99,504.7								99,237.7						99,237.7		267.0
Net change in accumulated other comprehensive income	22,416.8												22,416.8		22,416.8
Ending Balance at Mar. 31, 2015	₨ 751,567.6	$ 751,567.6	₨ 5,013.0	$ 5,013.0	387,486.1	$ 387,486.1			228,804.4	228,804.4	118,122.2	$ 118,122.2	10,826.4	$ 10,826.4	750,252.1	$ 750,252.1	1,315.5	$ 1,315.5
Ending Balance, shares at Mar. 31, 2015 | shares	2,506,495,317	2,506,495,317	2,506,495,317	2,506,495,317
Shares issued upon exercise of options (in shares) | shares			21,691,200.0	21,691,200.0
Shares issued upon exercise of options	₨ 12,229.0		₨ 43.4		12,185.6										12,229.0
Share-based compensation	12,593.8				12,593.8										12,593.8
Dividends, including dividend tax	(24,367.9)								(24,367.9)						(24,367.9)
Change in ownership interest in subsidiary	0.0				(1.0)										(1.0)		1.0
Shares issued to noncontrolling interest	33.9														0.0		33.9
Transfer to statutory reserve	0.0								(31,809.4)		31,809.4				0.0
Net income	118,049.9	$ 1,781.9							117,915.3						117,915.3		134.6
Net change in accumulated other comprehensive income	688.9	10.4											688.9		688.9
Ending Balance at Mar. 31, 2016	₨ 870,795.2	$ 13,144.1	₨ 5,056.4	$ 76.3	₨ 412,264.5	$ 6,222.9			₨ 290,542.4	$ 4,385.6	₨ 149,931.6	$ 2,263.1	₨ 11,515.3	$ 173.8	₨ 869,310.2	$ 13,121.7	₨ 1,485.0	$ 22.4
Ending Balance, shares at Mar. 31, 2016 | shares	2,528,186,517	2,528,186,517	2,528,186,517	2,528,186,517

[1]	Under local regulations, the Bank is required to transfer 25% of its profit after tax (per Indian GAAP) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval.